Income tax (Details 5) - Unused tax losses [member] - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Expires 2024	$ 610	$ 610
Expires 2025	1,101	1,075
Expires 2026	2,136	2,136
Expires 2027	5,203	5,203
Expires 2028	2,064	2,064
Expires 2029	4,679	4,663
Expires 2030	3,698	3,698
Expires 2031	1,614	1,614
Expires 2032	4,854	4,849
Expires 2033	11,006	10,454
Expires 2034	8,420	7,416
Expires 2035	11,168	9,835
Expires 2036	18,886	19,008
Expires 2037	20,449	19,824
Expires 2038	20,214	16,277
Expires 2039	14,557
Total	$ 130,659	$ 108,726